12A. Land use right, net	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Land use right, net
	2016	2015
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,699)	(1,536)

	6,288	6,451

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

Land use right with a carrying amount of approximately RMB6,288,000 and RMB6,451,000 as of December 31, 2016 and 2015 was pledged, along with the buildings discussed above, to secure the Company’s short-term bank loans.

ZHEJIANG TIANLAN
Land use right, net
	2016	2015
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,614)	(1,465)

	5,747	5,896

	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	149	149

At December 31, 2016, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB1,691,000 (2015: RMB1,737,000).